EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	DIVERSIFIED EXPLORATION AND MINING — 3.3%
880,000	Carbon Neutral[1,2,3]	$2,416,720
3,540,000	Errington Metals Corp.*,3,4	9,343,034
4,507,000	Gold Hart Copper Corp.*,3	546,537
6,048,020	Nuvau Minerals, Inc.*,3,4	2,027,655
1,300,000	Western Copper & Gold Corp.*	2,652,000
		16,985,946
	GOLD EXPLORATION — 6.7%
6,287,084	Alpha Exploration Ltd.*,3,4	2,287,191
3,333,334	Alpha Exploration Ltd.*,1,3,4	1,212,640
2,924,658	Dakota Gold Corp.*	13,277,947
7,670,000	Dryden Gold Corp.*,3	1,422,498
244,503	Ivanhoe Electric, Inc.*	2,237,203
7,820,000	Mogotes Metals, Inc.*,3	3,235,324
12,756,000	Newcore Gold Ltd.*,3	2,661,481
2,780,500	Radius Gold, Inc.*,3	247,923
3,427,400	Revival Gold, Inc.*,3	1,613,584
13,889,833	Scorpio Gold Corp.*,3	2,427,426
537,333	Talamore Mining Corp.*,3	3,165,970
		33,789,187
	GOLD MINING — 33.7%
224,940	Agnico Eagle Mines Ltd.	32,677,034
256,868	AngloGold Ashanti Ltd. - ADR	20,374,770
4,915,229	B2Gold Corp.	18,432,109
901,000	B2Gold Corp.[3]	3,374,171
665,892	Barrick Mining Corp.	24,458,213
994,400	Discovery Silver Corp.*,3	6,206,577
432,452	Equinox Gold Corp.[3]	3,874,454
1,619,035	Equinox Gold Corp.	14,490,363
20,000	First Majestic Silver Corp.	300,600
40,000	Gold Fields Ltd. - ADR	1,296,800
15,534,097	Heliostar Metals Ltd.*,3,4	17,729,193
371,377	IAMGOLD Corp.*	5,269,839
150,000	Kinross Gold Corp.	3,465,000
359,600	Minera Alamos, Inc.*,3	1,146,595
53,749	Newmont Corp.	5,036,819
1,317,123	Orla Mining Ltd.	11,788,251
5,000	Polyus PJSC - GDR*,1,2,3	—
4,445,000	Probe Metals, Inc.[1,2,3]	1,070,110
		170,990,898

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS DEVELOPMENTAL — 1.2%
2,494,444	Central Nevada Gold Corp.[1,2]	$5,219,624
500,000	Western Copper & Gold Corp.*,3	1,012,911
		6,232,535
	PRECIOUS METALS EXPLORATION — 1.8%
3,535,000	Kenorland Minerals Ltd.*,3	5,320,529
93,600	Mayfair Gold Corp.*,3	229,009
6,655,400	Midland Exploration, Inc.*,3,4	1,804,018
7,893,204	Mundoro Capital, Inc.*,3,4	1,998,778
		9,352,334
	ROYALTY COMPANIES — 38.7%
208,459	Altius Minerals Corp.[3]	8,622,967
854,462	Elemental Altus Royalties Corp.[3]	13,311,542
125,506	Franco-Nevada Corp.	26,722,737
2,653,700	Lara Exploration Ltd.*,3,4	7,552,795
1,925,000	Lara Exploration Ltd.*,1,3,4	5,478,814
3,127,615	Metalla Royalty & Streaming Ltd.*,3	23,046,054
1,344,416	Metalla Royalty & Streaming Ltd.*	9,894,902
3,081,822	Orogen Royalties, Inc.*,3,4	7,760,063
547,265	Osisko Gold Royalties Ltd.	16,286,606
313,120	Osisko Gold Royalties Ltd.[3]	9,304,928
127,680	Royal Gold, Inc.	25,325,328
6,540,461	Summit Royalties Ltd.*,3,4	6,205,017
68,038	Triple Flag Precious Metals Corp.	1,957,453
357,655	Triple Flag Precious Metals Corp.[3]	10,273,748
201,200	Wheaton Precious Metals Corp.	21,936,836
25,000	Wheaton Precious Metals Corp.[3]	2,719,167
		196,398,957
	SILVER: EXPLORATION AND MINING — 12.4%
3,584,980	Fortuna Silver Mines, Inc.*	30,221,381
6,249,000	Guanajuato Silver Co., Ltd.*,3	1,939,022
707,761	Pan American Silver Corp.	30,511,577
		62,671,980
	TOTAL COMMON STOCKS
	(Cost $275,597,932)	496,421,837
	WARRANTS — 0.3%
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
3,750,000	Gold Hart Copper Corp., Strike Price 0.36 CAD, Expiration Date: March 18, 2027*,1,3	—

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	DIVERSIFIED EXPLORATION AND MINING (Continued)
1,000,000	Nuvau Minerals Corp., Strike Price 1.00 CAD, Expiration Date: November 13, 2026*,1,3	$—
1,111,110	Nuvau Minerals Corp., Strike Price 1.35 CAD, Expiration Date: September 10, 2026*,1,3	—
		—
	GOLD EXPLORATION — 0.2%
1,666,667	Alpha Exploration Ltd., Strike Price 0.90 CAD, Expiration Date: December 15, 2027*,1,3	—
428,571	Alpha Exploration Ltd., Strike Price 1.05 CAD, Expiration Date: October 6, 2026*,1,3	—
188,693	Mogotes Metals, Inc., Strike Price 0.53 CAD, Expiration Date: February 22, 2029*,1,3	6,730
5,000,000	Mogotes Metals, Inc., Strike Price 0.30 CAD, Expiration Date: January 31, 2027*,1,3	998,645
		1,005,375
	GOLD MINING — 0.0%
50,000	I-80 GOLD Corp., Strike Price 2.15 CAD, Expiration Date: November 27, 2026*,1,3	—

	PRECIOUS METALS EXPLORATION — 0.1%
2,343,750	Revival Gold, Inc., Strike Price 0.45 CAD, Expiration Date: September 17, 2027*,1,3	351,086

	SILVER: EXPLORATION AND MINING — 0.0%
1,666,500	Guanajuato Silver Co., Ltd., Strike Price 0.45 CAD, Expiration Date: September 24, 2028*,1,3	—
1,750,000	Guanajuato Silver Co., Ltd., Strike Price 0.65 CAD, Expiration Date: December 15, 2028*,1,3	—
		—
	TOTAL WARRANTS
	(Cost $5,571)	1,356,461

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.7%
8,577,778	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.50%[5]	$8,577,778
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,577,779)	8,577,778

	TOTAL INVESTMENTS — 99.8%
	(Cost $284,181,282)	506,356,076
	Other Assets in Excess of Liabilities — 0.2%	1,115,030
	TOTAL NET ASSETS — 100.0%	$507,471,106

ADR – American Depositary Receipt

CAD – Canadian Dollar

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $16,754,369, which represents 3.30% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.72% of Net Assets. The total value of these securities is $8,706,454.
[3]	Foreign security denominated in U.S. dollars.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Gold Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks

Diversified Exploration and Mining - 2.3%
Errington Metals Corp. (1)(3)	$2,566,662	$-	$(1,431,779)	$137,129	$8,071,023	$9,343,035	$-
Gold Hart Corp. (2)(3)	$1,354,627	$-	$(1,130,994)	$57,309	$(280,942)	$-	$-
Nuvau Minerals Corp. (3)	4,026,420	1,084,442	(2,033,814)	(446,827)	(602,566)	2,027,655	-
						11,370,690

Gold Exploration - 5.2%
Alpha Exploration Ltd. (3)	2,676,404	1,460,601	(350,514)	(129,969)	(156,691)	3,499,831	-
Aurion Resources, Ltd. (2)(3)	7,888,035	1,436,455	(21,905,897)	15,367,216	(2,785,809)	-	-
						3,499,831

Gold Mining - 4.2%
Heliostar Metals Ltd. (3)	19,037,649	392,027	(254,897)	218,859	(1,664,445)	17,729,193	-

Precious Metals Exploration - 0.8%
Midland Exploration, Inc. (3)	1,989,236	330,209	(26,966)	(69,440)	(419,021)	1,804,018	-
Mundoro Capital, Inc. (3)	1,804,840	-	(215,370)	90,012	319,296	1,998,778	-
						3,802,796

Royalty Companies - 4.9%
Lara Exploration Ltd. (1)(3)	4,799,963	4,632,356	(3,114,162)	22,235	6,691,217	13,031,609	-
Orogen Royalties, Inc. (3)	4,724,025	-	-	-	3,036,038	7,760,063	-
Silver Crown Royalties, Inc. (2)(3)	782,447	-	(1,705,974)	336,731	586,796	-	-
Summit Royalties Ltd. (1)(3)	-	4,316,878	(51,789)	20,589	1,919,339	6,205,017	-
						26,996,689

Total				$15,603,844	$14,714,235	$63,399,199	$-

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Common Stocks

Diversified Exploration and Mining - 2.3%
Errington Metals Corp. (1)(3)	3,600,000	-	(60,000)	-	3,540,000
Gold Hart Corp. (2)(3)	7,600,000	-	(3,093,000)	-	4,507,000
Nuvau Minerals Corp. (3)	8,184,720	2,000,000	(4,136,700)	-	6,048,020

Gold Exploration - 5.2%
Alpha Exploration Ltd. (3)	7,219,084	3,333,334	(932,000)	-	9,620,418
Aurion Resources, Ltd. (3)	10,638,228	1,152,200	(11,790,428)	-	-

Gold Mining - 4.2%
Heliostar Metals Ltd. (3)	14,591,370	1,072,727	(130,000)	-	15,534,097

Precious Metals Exploration - 0.8%
Midland Exploration, Inc. (3)	5,873,900	881,500	(100,000)	-	6,655,400
Mundoro Capital, Inc. (3)	8,729,204	-	(836,000)	-	7,893,204

Royalty Companies - 4.9%
Lara Exploration Ltd. (1)(3)	2,512,100	2,081,600	(15,000)	-	4,578,700
Orogen Royalties, Inc. (3)	3,081,822	-	-	-	3,081,822
Silver Crown Royalties, Inc. (2)(3)	187,600	-	(187,600)	-	-
Summit Royalties Ltd. (1)(3)	-	6,588,461	(48,000)	-	6,540,461

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
*	Net of foreign withholding taxes.